Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Rental expense		$ 23,886	$ 22,119	$ 19,719
Lease term		50 years
Lease expiration date		Jul. 01, 2048
Minimum annual rent payment	9,600
Date the current minimum annual rent payment remain in effect		Jan. 01, 2014
Additional capital payments		$ 121,000